Research And Development, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and Development Expense [Abstract]
Total expenses	$ 502,654	$ 501,777	$ 447,852
Less - grants and participations	(78,234)	(66,127)	(52,765)
Research and development, net	$ 424,420	$ 435,650	$ 395,087